CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 11,717	$ 23,599
Restricted deposits	1,480	1,200
Short-term bank deposits	60,720	47,225
Available-for-sale marketable securities	11,531	27,178
Trade receivables, net (net of allowance for credit losses of $ 2,398 and $ 2,309 on December 31, 2021 and 2020, respectively)	30,829	20,685
Other receivables and prepaid expenses	8,490	14,205
Inventories	11,092	12,586
Total current assets	135,859	146,678
NON-CURRENT ASSETS:
Long-term bank deposits	215	215
Severance pay fund	407	434
Operating lease right-of-use assets	8,513	4,458
Trade receivables, net	6,643	0
Deferred taxes	0	420
Other assets	1,639	2,975
Property and equipment, net	15,000	11,993
Intangible assets, net	3,455	2,744
Goodwill	31,683	31,683
Total non-current assets	67,555	54,922
Total assets	203,414	201,600
CURRENT LIABILITIES:
Trade payables	3,940	2,092
Employees and payroll accruals	14,636	14,138
Deferred revenues	22,138	26,658
Short-term operating lease liabilities	2,785	2,813
Other payables and accrued expenses	11,614	13,161
Total current liabilities	55,113	58,862
LONG-TERM LIABILITIES:
Deferred revenues	15,942	9,782
Long-term operating lease liabilities	5,467	1,835
Accrued severance pay	884	969
Total long-term liabilities	22,293	12,586
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2021 and 2020; Issued: 37,307,480 and 36,198,638 shares at December 31, 2021 and 2020, respectively; Outstanding: 36,491,480 and 35,382,638 shares at December 31, 2021 and 2020, respectively	929	896
Additional paid-in capital	293,803	283,065
Treasury share at cost - 816,000 shares at December 31, 2021 and 2020.	(3,998)	(3,998)
Accumulated other comprehensive income	271	146
Accumulated deficit	(164,997)	(149,957)
Total shareholders' equity	126,008	130,152
Total liabilities and shareholders' equity	$ 203,414	$ 201,600